SCHEDULE OF AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 13,442,674	$ 17,322,288
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	1,142,024	5,021,638
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	$ 12,300,650	$ 12,300,650